GENERAL (Details Narrative)	Feb. 04, 2026	Jan. 31, 2026
Restructuring Cost and Reserve [Line Items]
Reverse stock split ratio	1-for-30
Quantum Transportation Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Ownership interest percentage		51.00%